13. Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
	2014	2013
Europe	$0.7 million	$3.7 million
Asia	$3.7 million	$4.7 million
Russia	$0.1 million	$0.4 million
USA	$0.6 million	$0.3 million